Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Our accounts receivable balance primarily includes balances from construction customers. The allowance for credit losses is our best estimate of the amount of probable credit losses in our existing accounts receivable. We determine the allowance for credit losses based primarily on current trends and estimates. The Company provided for a percentage of trade receivable balance based on collection history and current economic trends that the Company expects will impact the level of credit losses over the life of the receivables. These reserves are re-evaluated on a regular basis and adjusted as needed. Once a receivable is deemed to be uncollectable, such balance is charged against the provision. The Company assesses expected credit losses for two portfolio segments: (i) receivables individually assessed for counterparties with identified credit risk indicators, and (ii) receivables collectively assessed based on historical loss experience adjusted for current conditions and reasonable and supportable forecasts. The increase in the allowance for credit losses during the year ended March 31, 2026 was primarily attributable to the individual assessment of specific customer balances with identified credit deterioration during the year.

Accounts receivable, net consisted of the following:

	2026	2025
Accounts receivable (note a)	$15,965,110	$10,336,230
Less: allowance for credit losses (note b)	(8,500,074)	(303,925)
Accounts receivable, net	$7,465,036	$10,032,305

Activity in the allowance for credit losses consists of the following for the years ended March 31:

	2026	2025
Balance at beginning of the year	$303,925	$116,567
Net provision for allowance for credit losses	8,533,275	303,362
Recoveries	(302,818)	(116,972)
Exchange difference	(34,308)	968
Balance at end of the year	$8,500,074	$303,925

Note:

(a)	Accounts receivable, net from joint ventures was approximately US$1,261,818 and US$1,363,517 as of March 31, 2026 and 2025, respectively.

(b)	Allowance for credit losses recognized for accounts receivable from joint ventures was approximately US$280,326 and US$190,322 as of March 31, 2026 and 2025, respectively.

As of March 31, 2026 and 2025, accounts receivable, net amounted to US$3,220,058 and US$1,586,814 were past due for more than 90 days, respectively.